Income Taxes - Income taxes expense (benefit) recognized directly in other comprehensive income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Items that will not be reclassified to profit or loss:
Remeasurements of defined benefit pension plans	$ (1)	$ 107	$ 27